             STANDARD AND POOR'S DEPOSITARY RECEIPTSTM  ("SPDRS")TM

                                 SPDR TRUST SERIES 1

                               A UNIT INVESTMENT TRUST

                                    ANNUAL REPORT

                                  DECEMBER 31, 1996


   "S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services Corporation and the American Stock Exchange, Inc. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

3Com Corp. * . . . . . . . . . . . . . . . . . .        62,132    $ 4,558,935
Abbott Lab.. . . . . . . . . . . . . . . . . . .       276,766     14,045,874
Advanced Micro Devices, Inc. * . . . . . . . . .        47,746      1,229,460
Aetna, Inc.. . . . . . . . . . . . . . . . . . .        53,756      4,300,480
Ahmanson (H.F.) & Co.. . . . . . . . . . . . . .        37,559      1,220,668
Air Products & Chemicals, Inc. . . . . . . . . .        39,712      2,745,092
Airtouch Communications, Inc. *  . . . . . . . .       178,479      4,506,595
Alberto-Culver Co., Class B  . . . . . . . . . .        10,103        484,944
Albertson's, Inc.. . . . . . . . . . . . . . . .        90,093      3,209,563
Alcan Aluminum Ltd.. . . . . . . . . . . . . . .        80,727      2,714,445
Alco Standard Corp.. . . . . . . . . . . . . . .        45,675      2,357,972
Alexander & Alexander Services, Inc. . . . . . .        16,027        278,469
Allegheny Teledyne, Inc. . . . . . . . . . . . .        62,446      1,436,258
Allergan Pharmaceuticals, Inc. . . . . . . . . .        22,689        808,296
Allied Signal, Inc.. . . . . . . . . . . . . . .       101,065      6,771,355
Allstate Corp. . . . . . . . . . . . . . . . . .       158,684      9,183,836
Alltel Corp. . . . . . . . . . . . . . . . . . .        67,173      2,107,553
Aluminum Co. of America. . . . . . . . . . . . .        62,629      3,992,599
Alza Corp., Class A *. . . . . . . . . . . . . .        29,649        767,168
Amdahl Corp. * . . . . . . . . . . . . . . . . .        43,506        527,510
Amerada Hess Corp. . . . . . . . . . . . . . . .        32,980      1,908,717
American Brands, Inc.. . . . . . . . . . . . . .        60,935      3,023,899
American Electric Power Co., Inc.  . . . . . . .        66,536      2,736,293
American Express Co. . . . . . . . . . . . . . .       169,584      9,581,496
American General Corp. . . . . . . . . . . . . .        72,490      2,963,029
American Greetings Corp., Class A  . . . . . . .        27,030        766,976
American Home Products Corp. . . . . . . . . . .       226,576     13,283,018
American International Group, Inc. . . . . . . .       167,717     18,155,365
American Stores Co.. . . . . . . . . . . . . . .        53,037      2,167,887
Ameritech Corp.. . . . . . . . . . . . . . . . .       196,383     11,905,719
Amgen, Inc. *. . . . . . . . . . . . . . . . . .        94,937      5,162,199
Amoco Corp.. . . . . . . . . . . . . . . . . . .       177,542     14,292,131
AMP, Inc.. . . . . . . . . . . . . . . . . . . .        78,308      3,005,069
AMR Corp. *. . . . . . . . . . . . . . . . . . .        31,318      2,759,899
Andrew Corp. * . . . . . . . . . . . . . . . . .        21,492      1,140,419
Anheuser-Busch Cos., Inc.. . . . . . . . . . . .       177,254      7,090,160
Aon Corp.. . . . . . . . . . . . . . . . . . . .        38,924      2,418,153
Apple Computer, Inc. . . . . . . . . . . . . . .        44,461        928,123
Applied Materials, Inc. *. . . . . . . . . . . .        64,369      2,313,261
Archer-Daniels-Midland Co. . . . . . . . . . . .       195,106      4,292,332
Armco, Inc. *. . . . . . . . . . . . . . . . . .        39,136        161,436
Armstrong World Industries, Inc. . . . . . . . .        12,953        900,234
ASARCO, Inc. . . . . . . . . . . . . . . . . . .        15,154        376,956
Ashland, Inc.. . . . . . . . . . . . . . . . . .        23,020      1,010,003
AT & T Corp. . . . . . . . . . . . . . . . . . .       576,964     25,097,934
Atlantic Richfield Co. . . . . . . . . . . . . .        57,462      7,613,715
Autodesk, Inc. . . . . . . . . . . . . . . . . .        16,023        448,644
Automatic Data Processing, Inc.  . . . . . . . .       103,525      4,438,634
Autozone, Inc. * . . . . . . . . . . . . . . . .        50,600      1,391,500
Avery Dennison Corp. . . . . . . . . . . . . . .        38,360      1,356,985
Avon Products, Inc.. . . . . . . . . . . . . . .        47,902      2,736,402
Baker Hughes, Inc. . . . . . . . . . . . . . . .        51,646      1,781,787
Ball Corp. . . . . . . . . . . . . . . . . . . .        10,985        285,610
Baltimore Gas & Electric Co. . . . . . . . . . .        52,185      1,395,949
Banc One Corp. . . . . . . . . . . . . . . . . .       152,316      6,549,588
Bank of Boston Corp. . . . . . . . . . . . . . .        54,585      3,507,086
Bank of New York, Inc. . . . . . . . . . . . . .       139,473      4,707,214
BankAmerica Corp.. . . . . . . . . . . . . . . .       127,867     12,754,733
Bankers Trust Co. (N.Y.) . . . . . . . . . . . .        28,247      2,436,304
Bard (C.R.), Inc.. . . . . . . . . . . . . . . .        20,369        570,332
Barnett Banks, Inc.. . . . . . . . . . . . . . .        67,851      2,790,372
Barrick Gold Corp. . . . . . . . . . . . . . . .       126,673      3,641,849
Battle Mountain Gold Co. . . . . . . . . . . . .        79,040        543,400
Bausch & Lomb, Inc.. . . . . . . . . . . . . . .        20,715        725,025
Baxter International, Inc. . . . . . . . . . . .        97,254      3,987,414
Bay Networks, Inc. * . . . . . . . . . . . . . .        66,528      1,388,772
Becton, Dickinson & Co.. . . . . . . . . . . . .        45,016      1,952,569
Bell Atlantic Corp.. . . . . . . . . . . . . . .       156,579     10,138,490
BellSouth Corp.. . . . . . . . . . . . . . . . .       353,960     14,291,135
Bemis Co., Inc.. . . . . . . . . . . . . . . . .        18,778        692,439
Beneficial Corp. . . . . . . . . . . . . . . . .        19,241      1,219,398
Bethlehem Steel Corp. *. . . . . . . . . . . . .        37,947        341,523
Beverly Enterprises, Inc. *  . . . . . . . . . .        33,173        422,956
Biomet, Inc. . . . . . . . . . . . . . . . . . .        41,956        634,585
Black & Decker Corp. . . . . . . . . . . . . . .        31,502        948,998
Block (H&R), Inc.. . . . . . . . . . . . . . . .        37,392      1,084,368
Boatmen's Bancshares, Inc. . . . . . . . . . . .        55,148      3,557,046
Boeing Co. . . . . . . . . . . . . . . . . . . .       127,325     13,544,152
Boise Cascade Corp.. . . . . . . . . . . . . . .        16,698        530,162
Boston Scientific Corp. *. . . . . . . . . . . .        63,247      3,794,820
Briggs & Stratton Corp.. . . . . . . . . . . . .        10,589        465,916
Bristol-Myers Squibb Co. . . . . . . . . . . . .       178,826     19,447,327
Brown-Forman Corp., Class B  . . . . . . . . . .        25,069      1,146,907
Browning-Ferris Industries, Inc. . . . . . . . .        76,446      2,006,707
Brunswick Corp.. . . . . . . . . . . . . . . . .        35,079        841,896
Burlington Northern Santa Fe . . . . . . . . . .        54,150      4,677,206
Burlington Resources, Inc. . . . . . . . . . . .        44,818      2,257,707
Cabletron Systems, Inc. *. . . . . . . . . . . .        52,654      1,750,746
Caliber System, Inc. . . . . . . . . . . . . . .        14,199        273,331
Campbell Soup Co.. . . . . . . . . . . . . . . .        83,911      6,733,858
Carolina Power & Light Co. . . . . . . . . . . .        54,394      1,985,381
Case Corp. . . . . . . . . . . . . . . . . . . .        25,824      1,407,408
Caterpillar, Inc.. . . . . . . . . . . . . . . .        68,241      5,135,135
Centex Corp. . . . . . . . . . . . . . . . . . .        10,311        387,951


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

Central & South West Corp. . . . . . . . . . . .        75,146    $ 1,925,616
Ceridian Corp. * . . . . . . . . . . . . . . . .        24,182        979,371
Champion International Corp. . . . . . . . . . .        34,155      1,477,204
Charming Shoppes, Inc. * . . . . . . . . . . . .        38,180        193,286
Chase Manhattan Corp.. . . . . . . . . . . . . .       155,978     13,921,036
Chevron Corp.. . . . . . . . . . . . . . . . . .       233,237     15,160,405
Chrysler Corp. . . . . . . . . . . . . . . . . .       260,489      8,596,137
Chubb Corp.. . . . . . . . . . . . . . . . . . .        62,963      3,384,261
CIGNA Corp.. . . . . . . . . . . . . . . . . . .        26,869      3,670,977
Cincinnati Milacron, Inc.. . . . . . . . . . . .        12,926        282,756
CINergy Corp.. . . . . . . . . . . . . . . . . .        55,866      1,864,528
Circuit City Stores, Inc.. . . . . . . . . . . .        35,350      1,064,919
Cisco Systems, Inc. *. . . . . . . . . . . . . .       229,987     14,632,923
Citicorp . . . . . . . . . . . . . . . . . . . .       167,673     17,270,319
Clorox Co. . . . . . . . . . . . . . . . . . . .        18,329      1,839,773
Coastal Corp.. . . . . . . . . . . . . . . . . .        37,338      1,824,895
Coca Cola Co.. . . . . . . . . . . . . . . . . .       886,470     46,650,484
Cognizant Corp.. . . . . . . . . . . . . . . . .        60,627      2,000,691
Colgate-Palmolive Co.. . . . . . . . . . . . . .        52,530      4,845,892
Columbia / HCA Healthcare Corp.  . . . . . . . .       239,434      9,756,935
Columbia Gas Systems, Inc. . . . . . . . . . . .        19,063      1,212,883
Comcast Corp., Class A . . . . . . . . . . . . .       118,833      2,116,713
Comerica, Inc. . . . . . . . . . . . . . . . . .        38,238      2,002,715
Compaq Computer Corp. *. . . . . . . . . . . . .        95,356      7,080,183
Computer Associates International, Inc.  . . . .       129,835      6,459,291
Computer Sciences Corp. *. . . . . . . . . . . .        26,945      2,212,858
ConAgra, Inc.. . . . . . . . . . . . . . . . . .        85,800      4,268,550
Conrail, Inc.. . . . . . . . . . . . . . . . . .        28,039      2,793,385
Consolidated Edison Co. of N.Y., Inc.  . . . . .        84,501      2,471,654
Consolidated Natural Gas Co. . . . . . . . . . .        33,659      1,859,660
Cooper Industries, Inc.. . . . . . . . . . . . .        38,158      1,607,406
Cooper Tire & Rubber Co. . . . . . . . . . . . .        30,346        599,334
Coors (Adolph) Co., Class B  . . . . . . . . . .        14,016        266,304
CoreStates Financial Corp. . . . . . . . . . . .        79,351      4,116,333
Corning, Inc.. . . . . . . . . . . . . . . . . .        82,594      3,819,972
CPC International, Inc.. . . . . . . . . . . . .        51,856      4,018,840
Crane Co.. . . . . . . . . . . . . . . . . . . .        16,401        475,629
Crown Cork & Seal Co., Inc.  . . . . . . . . . .        45,357      2,466,287
CSX Corp.. . . . . . . . . . . . . . . . . . . .        75,363      3,184,087
Cuc International, Inc. *. . . . . . . . . . . .       140,666      3,340,817
Cummins Engine Co., Inc. . . . . . . . . . . . .        13,692        629,832
CVS Corp. *. . . . . . . . . . . . . . . . . . .        37,553      1,553,755
Cyprus Amax Minerals Co. . . . . . . . . . . . .        33,697        787,667
Dana Corp. . . . . . . . . . . . . . . . . . . .        36,288      1,183,896
Darden Restaurants, Inc. . . . . . . . . . . . .        57,752        505,330
Data General Corp. * . . . . . . . . . . . . . .        13,539        196,316
Dayton-Hudson Corp.. . . . . . . . . . . . . . .        76,769      3,013,183
Dean Witter Discover & Co. . . . . . . . . . . .        57,287      3,795,264
Deere & Co.. . . . . . . . . . . . . . . . . . .        93,385      3,793,766
Dell Computer Corp. *. . . . . . . . . . . . . .        61,884      3,287,587
Delta Air Lines, Inc.. . . . . . . . . . . . . .        26,623      1,886,905
Deluxe Corp. . . . . . . . . . . . . . . . . . .        29,503        966,223
Digital Equipment Corp. *. . . . . . . . . . . .        54,291      1,974,835
Dillard Department Stores, Inc., Class A . . . .        40,053      1,236,636
Disney (Walt) Co. (The). . . . . . . . . . . . .       242,430     16,879,189
Dominion Resources, Inc. . . . . . . . . . . . .        63,510      2,445,135
Donnelley (R.R.) & Sons Co.  . . . . . . . . . .        54,474      1,709,122
Dover Corp.. . . . . . . . . . . . . . . . . . .        41,007      2,060,602
Dow Chemical Co. . . . . . . . . . . . . . . . .        86,630      6,789,626
Dow Jones & Co., Inc.. . . . . . . . . . . . . .        35,146      1,190,571
Dresser Industries, Inc. . . . . . . . . . . . .        62,578      1,939,918
DSC Communications Corp. * . . . . . . . . . . .        41,858        748,212
DTE Energy Co. . . . . . . . . . . . . . . . . .        51,473      1,666,438
Du Pont (E.I.) de Nemours & Co., Inc.  . . . . .       200,526     18,924,641
Duke Power Co. . . . . . . . . . . . . . . . . .        72,728      3,363,670
Dun & Bradstreet Corp. . . . . . . . . . . . . .        60,595      1,439,131
Eastern Enterprises. . . . . . . . . . . . . . .         7,305        258,414
Eastman Chemical Co. . . . . . . . . . . . . . .        28,326      1,565,012
Eastman Kodak Co.. . . . . . . . . . . . . . . .       118,749      9,529,607
Eaton Corp.. . . . . . . . . . . . . . . . . . .        27,962      1,950,349
Echlin, Inc. . . . . . . . . . . . . . . . . . .        22,146        700,367
Echo Bay Mines Ltd.. . . . . . . . . . . . . . .        44,499        294,806
Ecolab, Inc. . . . . . . . . . . . . . . . . . .        23,353        878,657
Edison International . . . . . . . . . . . . . .       154,332      3,067,348
EG & G, Inc. . . . . . . . . . . . . . . . . . .        17,366        349,491
EMC Corp. *. . . . . . . . . . . . . . . . . . .        81,926      2,713,799
Emerson Electric Co. . . . . . . . . . . . . . .        80,163      7,755,770
Engelhard Corp.. . . . . . . . . . . . . . . . .        51,526        985,435
Enron Corp.. . . . . . . . . . . . . . . . . . .        90,103      3,885,692
ENSERCH Corp.. . . . . . . . . . . . . . . . . .        25,087        577,001
Entergy Corp.. . . . . . . . . . . . . . . . . .        81,856      2,271,504
Exxon Corp.. . . . . . . . . . . . . . . . . . .       442,462     43,361,276
Federal Express Corp. *. . . . . . . . . . . . .        40,967      1,823,032
Federal Home Loan Mortgage Corp. . . . . . . . .        63,706      7,015,623
Federal National Mortgage Assn.  . . . . . . . .       390,352     14,540,612
Federated Department Stores, Inc. *  . . . . . .        72,743      2,482,355
Fifth Third Bancorp. . . . . . . . . . . . . . .        36,945      2,320,608
First Bank Systems, Inc. . . . . . . . . . . . .        47,895      3,268,834
First Chicago NBD Corp.. . . . . . . . . . . . .       112,809      6,063,484
First Data Corp. . . . . . . . . . . . . . . . .       159,865      5,835,072
First Union Corp.. . . . . . . . . . . . . . . .       101,397      7,503,378
Fleet Financial Group, Inc.  . . . . . . . . . .        93,984      4,687,452
Fleetwood Enterprises, Inc.  . . . . . . . . . .        12,388        340,670
Fleming Cos., Inc. . . . . . . . . . . . . . . .        13,799        238,033


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

Fluor Corp.. . . . . . . . . . . . . . . . . . .        30,070    $ 1,886,893
FMC Corp. *. . . . . . . . . . . . . . . . . . .        12,895        904,262
Ford Motor Co. . . . . . . . . . . . . . . . . .       421,029     13,420,299
Foster Wheeler Corp. . . . . . . . . . . . . . .        14,153        525,430
FPL Group, Inc.. . . . . . . . . . . . . . . . .        65,866      3,029,836
Freeport McMoran Copper & Gold . . . . . . . . .        69,972      2,090,413
Frontier Corp. . . . . . . . . . . . . . . . . .        55,200      1,248,900
Fruit of the Loom, Inc. *. . . . . . . . . . . .        25,813        977,667
Gannett Co., Inc.. . . . . . . . . . . . . . . .        50,240      3,761,720
Gap, Inc. (The). . . . . . . . . . . . . . . . .       102,493      3,087,602
General Dynamics Corp. . . . . . . . . . . . . .        22,294      1,571,727
General Electric Co. . . . . . . . . . . . . . .       586,645     58,004,524
General Instrument Corp. * . . . . . . . . . . .        45,571        985,473
General Mills, Inc.. . . . . . . . . . . . . . .        55,788      3,535,564
General Motors Corp. . . . . . . . . . . . . . .       269,714     15,036,555
General Reinsurance Corp.. . . . . . . . . . . .        29,110      4,592,102
General Signal Corp. . . . . . . . . . . . . . .        17,190        734,873
Genuine Parts Co.. . . . . . . . . . . . . . . .        43,446      1,933,347
Georgia-Pacific Corp.. . . . . . . . . . . . . .        32,785      2,360,520
Giant Foods, Inc., Class A . . . . . . . . . . .        21,549        743,441
Giddings & Lewis, Inc. . . . . . . . . . . . . .        12,477        160,641
Gillette Co. . . . . . . . . . . . . . . . . . .       198,267     15,415,259
Golden West Financial Corp.  . . . . . . . . . .        21,210      1,338,881
Goodrich (B.F.) Co.. . . . . . . . . . . . . . .        19,202        777,681
Goodyear Tire & Rubber Co. (The) . . . . . . . .        55,317      2,841,911
GPU, Inc.. . . . . . . . . . . . . . . . . . . .        42,323      1,423,111
Grace (W.R.) & Co. . . . . . . . . . . . . . . .        31,550      1,632,713
Grainger (W.W.), Inc.. . . . . . . . . . . . . .        18,311      1,469,458
Great Atlantic & Pacific Tea Co., Inc. . . . . .        12,930        412,144
Great Lakes Chemical Corp. . . . . . . . . . . .        22,845      1,068,004
Great Western Financial Corp.  . . . . . . . . .        48,464      1,405,456
Green Tree Financial Corp. . . . . . . . . . . .        48,986      1,892,084
GTE Corp.. . . . . . . . . . . . . . . . . . . .       342,789     15,596,899
Guidant Corp.. . . . . . . . . . . . . . . . . .        24,268      1,383,276
Halliburton Co.. . . . . . . . . . . . . . . . .        44,533      2,683,113
Harcourt General, Inc. . . . . . . . . . . . . .        25,577      1,179,739
Harland (John H.) Co.. . . . . . . . . . . . . .        11,117        366,861
Harnischfeger Industries, Inc. . . . . . . . . .        17,161        825,873
Harrahs Entertainment, Inc. *  . . . . . . . . .        37,388        743,087
Harris Corp. . . . . . . . . . . . . . . . . . .        14,211        975,230
Hasbro, Inc. . . . . . . . . . . . . . . . . . .        31,018      1,205,825
Heinz (H.J.) Co. . . . . . . . . . . . . . . . .       132,179      4,725,399
Helmerich & Payne, Inc.. . . . . . . . . . . . .         9,156        477,257
Hercules, Inc. . . . . . . . . . . . . . . . . .        36,501      1,578,668
Hershey Foods Corp.. . . . . . . . . . . . . . .        54,865      2,400,344
Hewlett Packard Co.. . . . . . . . . . . . . . .       362,261     18,203,615
HFS, Inc. *. . . . . . . . . . . . . . . . . . .        43,544      2,601,754
Hilton Hotels Corp.. . . . . . . . . . . . . . .        86,831      2,268,460
Home Depot, Inc. (The) . . . . . . . . . . . . .       171,021      8,572,428
Homestake Mining Co. . . . . . . . . . . . . . .        51,283        730,783
Honeywell, Inc.. . . . . . . . . . . . . . . . .        45,221      2,973,281
Household International, Inc.  . . . . . . . . .        34,490      3,181,702
Houston Industries, Inc. . . . . . . . . . . . .        83,785      1,895,636
Humana, Inc. * . . . . . . . . . . . . . . . . .        57,748      1,104,431
Illinois Tool Works, Inc.. . . . . . . . . . . .        42,938      3,429,673
Inco, Ltd. . . . . . . . . . . . . . . . . . . .        60,151      1,917,313
Ingersoll Rand Co. . . . . . . . . . . . . . . .        39,056      1,737,992
Inland Steel Industries, Inc.  . . . . . . . . .        17,032        340,640
Intel Corp.. . . . . . . . . . . . . . . . . . .       292,527     38,302,754
Intergraph Corp. * . . . . . . . . . . . . . . .        17,358        177,920
International Business Machines Corp.  . . . . .       184,413     27,846,363
International Flavors & Fragrances, Inc. . . . .        39,354      1,770,930
International Paper Co.. . . . . . . . . . . . .       107,034      4,321,498
Interpublic Group of Cos., Inc.  . . . . . . . .        28,564      1,356,790
ITT Corp. *. . . . . . . . . . . . . . . . . . .        42,126      1,827,215
ITT Hartford Group, Inc. . . . . . . . . . . . .        42,126      2,843,505
ITT Industries, Inc. . . . . . . . . . . . . . .        42,291      1,036,130
James River Corp. of Virginia  . . . . . . . . .        30,245      1,001,866
Jefferson-Pilot Corp.. . . . . . . . . . . . . .        25,193      1,426,554
Johnson & Johnson. . . . . . . . . . . . . . . .       474,444     23,603,589
Johnson Controls, Inc. . . . . . . . . . . . . .        14,908      1,235,501
Jostens, Inc.. . . . . . . . . . . . . . . . . .        14,056        296,933
K Mart Corp. * . . . . . . . . . . . . . . . . .       172,890      1,793,734
Kaufman & Broad Home Corp. . . . . . . . . . . .        13,231        170,349
Kellogg Co.. . . . . . . . . . . . . . . . . . .        75,777      4,972,866
Kerr-McGee Corp. . . . . . . . . . . . . . . . .        17,746      1,277,712
Keycorp. . . . . . . . . . . . . . . . . . . . .        80,320      4,056,160
Kimberly-Clark Corp. . . . . . . . . . . . . . .       100,671      9,588,913
King World Productions, Inc. * . . . . . . . . .        13,487        497,333
Knight Ridder, Inc.. . . . . . . . . . . . . . .        34,701      1,327,313
Kroger Co. * . . . . . . . . . . . . . . . . . .        44,173      2,054,044
Laidlaw, Inc.. . . . . . . . . . . . . . . . . .       102,120      1,174,380
Lilly (Eli) & Co.. . . . . . . . . . . . . . . .       195,110     14,243,030
Limited, Inc. (The). . . . . . . . . . . . . . .        96,754      1,777,855
Lincoln National Corp. . . . . . . . . . . . . .        37,580      1,972,950
Liz Claiborne, Inc.. . . . . . . . . . . . . . .        25,755        994,787
Lockheed Martin Corp.. . . . . . . . . . . . . .        68,814      6,296,481
Loews Corp.. . . . . . . . . . . . . . . . . . .        40,980      3,862,365
Longs Drug Stores Corp.. . . . . . . . . . . . .         7,204        353,897
Louisiana Land & Exploration Co. . . . . . . . .        11,696        627,198
Louisiana Pacific Corp.. . . . . . . . . . . . .        39,445        833,276
Lowes Cos., Inc. . . . . . . . . . . . . . . . .        58,847      2,089,068
LSI Logic Corp. *. . . . . . . . . . . . . . . .        46,400      1,241,200
Luby's Cafeterias, Inc.. . . . . . . . . . . . .           192          3,816


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

Lucent Technologies, Inc.. . . . . . . . . . . .       227,670    $10,529,724
Mallinckrodt, Inc. . . . . . . . . . . . . . . .        26,734      1,179,638
Manor Care, Inc. . . . . . . . . . . . . . . . .        22,159        598,293
Marriot International, Inc.  . . . . . . . . . .        44,866      2,478,846
Marsh & McLennan Cos., Inc.  . . . . . . . . . .        25,945      2,698,280
Masco Corp.. . . . . . . . . . . . . . . . . . .        57,620      2,074,320
Mattel, Inc. . . . . . . . . . . . . . . . . . .        97,976      2,718,834
May Department Stores Co.. . . . . . . . . . . .        89,565      4,187,164
Maytag Corp. . . . . . . . . . . . . . . . . . .        37,191        734,522
MBIA, Inc. . . . . . . . . . . . . . . . . . . .        15,460      1,565,325
MBNA Corp. . . . . . . . . . . . . . . . . . . .        79,136      3,284,144
McDermott International, Inc.  . . . . . . . . .        19,809        329,325
McDonald's Corp. . . . . . . . . . . . . . . . .       248,621     11,250,100
McDonnell Douglas Corp.. . . . . . . . . . . . .        75,572      4,836,608
McGraw-Hill, Inc.. . . . . . . . . . . . . . . .        35,495      1,637,207
MCI Communications Corp. . . . . . . . . . . . .       245,572      8,027,135
Mead Corp. . . . . . . . . . . . . . . . . . . .        18,793      1,092,343
Medtronic, Inc.. . . . . . . . . . . . . . . . .        84,311      5,733,148
Mellon Bank Corp.. . . . . . . . . . . . . . . .        46,506      3,301,926
Mercantile Stores Co., Inc.  . . . . . . . . . .        13,000        641,875
Merck & Co., Inc.. . . . . . . . . . . . . . . .       429,654     34,050,079
Meredith Corp. . . . . . . . . . . . . . . . . .         9,996        527,289
Merrill Lynch & Co., Inc.. . . . . . . . . . . .        58,873      4,798,149
MGIC Investment Corp.. . . . . . . . . . . . . .        21,094      1,603,144
Micron Technology, Inc.. . . . . . . . . . . . .        73,910      2,152,629
Microsoft Corp. *. . . . . . . . . . . . . . . .       425,812     35,182,716
Millipore Corp.. . . . . . . . . . . . . . . . .        15,375        636,141
Minnesota Mining & Manufacturing Co. . . . . . .       149,554     12,394,288
Mobil Corp.. . . . . . . . . . . . . . . . . . .       140,370     17,160,232
Monsanto Co. . . . . . . . . . . . . . . . . . .       210,352      8,177,434
Moore Corp. Ltd. . . . . . . . . . . . . . . . .        36,607        745,868
Morgan (J.P.) & Co., Inc.. . . . . . . . . . . .        66,783      6,519,690
Morgan Stanley Group, Inc. . . . . . . . . . . .        54,673      3,123,195
Morton International, Inc. . . . . . . . . . . .        51,734      2,108,160
Motorola, Inc. . . . . . . . . . . . . . . . . .       211,678     12,991,737
Nacco Industries, Inc., Class A  . . . . . . . .         3,220        172,270
Nalco Chemical Co. . . . . . . . . . . . . . . .        23,481        848,251
National City Corp.. . . . . . . . . . . . . . .        79,294      3,558,318
National Semiconductor Corp. * . . . . . . . . .        46,925      1,143,797
National Service Industries, Inc.  . . . . . . .        17,421        651,110
NationsBank Corp.. . . . . . . . . . . . . . . .       102,395     10,009,111
Navistar International Corp. * . . . . . . . . .        26,927        245,709
New York Times Co. (The), Class A  . . . . . . .        34,710      1,318,980
Newell Co. . . . . . . . . . . . . . . . . . . .        57,267      1,803,911
Newmont Mining Corp. . . . . . . . . . . . . . .        35,714      1,598,202
Niagara Mohawk Power Corp. * . . . . . . . . . .        53,047        523,839
NICOR, Inc.. . . . . . . . . . . . . . . . . . .        18,005        643,679
Nike, Inc., Class B. . . . . . . . . . . . . . .       102,277      6,111,051
Noram Energy Corp. . . . . . . . . . . . . . . .        47,236        726,254
Nordstrom, Inc.. . . . . . . . . . . . . . . . .        28,732      1,018,190
Norfolk Southern Corp. . . . . . . . . . . . . .        44,518      3,895,325
Northern States Power Co.. . . . . . . . . . . .        24,768      1,136,232
Northern Telecom Ltd.. . . . . . . . . . . . . .        91,774      5,678,516
Northrop Corp. . . . . . . . . . . . . . . . . .        20,416      1,689,424
Norwest Corp.. . . . . . . . . . . . . . . . . .       130,807      5,690,104
Novell, Inc. * . . . . . . . . . . . . . . . . .       122,576      1,160,642
Nucor Corp.. . . . . . . . . . . . . . . . . . .        31,599      1,611,549
NYNEX Corp.. . . . . . . . . . . . . . . . . . .       155,573      7,486,951
Occidental Petroleum Corp. . . . . . . . . . . .       115,252      2,694,015
Ohio Edison Co.. . . . . . . . . . . . . . . . .        53,832      1,224,678
ONEOK, Inc.. . . . . . . . . . . . . . . . . . .        10,004        300,120
Oracle Systems Corp. * . . . . . . . . . . . . .       233,878      9,764,406
Oryx Energy Co. *. . . . . . . . . . . . . . . .        37,603        930,674
Owens Corning. . . . . . . . . . . . . . . . . .        18,507        788,861
P P & L Resources, Inc.. . . . . . . . . . . . .        56,685      1,303,755
PACCAR, Inc. . . . . . . . . . . . . . . . . . .        14,161        962,948
Pacific Enterprises. . . . . . . . . . . . . . .        29,694        901,955
Pacific Gas & Electric Co. . . . . . . . . . . .       149,075      3,130,575
Pacific Telesis Group. . . . . . . . . . . . . .       153,121      5,627,197
PacifiCorp . . . . . . . . . . . . . . . . . . .       103,943      2,130,831
Pall Corp. . . . . . . . . . . . . . . . . . . .        41,347      1,054,349
PanEnergy Corp.. . . . . . . . . . . . . . . . .        53,147      2,391,615
Parker-Hannifin Corp.. . . . . . . . . . . . . .        26,939      1,043,886
Peco Energy Co.. . . . . . . . . . . . . . . . .        78,875      1,991,594
Penney (J.C.) Co., Inc.. . . . . . . . . . . . .        80,533      3,925,984
Pennzoil Co. . . . . . . . . . . . . . . . . . .        16,664        941,516
Peoples Energy Corp. . . . . . . . . . . . . . .        12,927        437,902
Pep Boys-Manny Moe & Jack. . . . . . . . . . . .        22,224        683,388
PepsiCo, Inc.. . . . . . . . . . . . . . . . . .       553,546     16,191,220
Perkin-Elmer Corp. . . . . . . . . . . . . . . .        15,570        916,684
Pfizer, Inc. . . . . . . . . . . . . . . . . . .       228,386     18,927,490
Pharmacia & Upjohn, Inc. . . . . . . . . . . . .       181,585      7,195,306
Phelps Dodge Corp. . . . . . . . . . . . . . . .        23,702      1,599,885
Philip Morris Cos., Inc. . . . . . . . . . . . .       290,177     32,681,185
Phillips Petroleum Co. . . . . . . . . . . . . .        93,729      4,147,508
Pioneer Hi Bred International, Inc.  . . . . . .        29,335      2,053,450
Pitney Bowes, Inc. . . . . . . . . . . . . . . .        53,453      2,913,188
Placer Dome, Inc.. . . . . . . . . . . . . . . .        84,979      1,848,293
PNC Financial Corp.. . . . . . . . . . . . . . .       121,844      4,584,380
Polaroid Corp. . . . . . . . . . . . . . . . . .        16,316        709,746
Potlatch Corp. . . . . . . . . . . . . . . . . .        10,552        453,736
PPG Industries, Inc. . . . . . . . . . . . . . .        65,322      3,666,197
Praxair, Inc.. . . . . . . . . . . . . . . . . .        55,699      2,569,116
Price-Costco, Inc. * . . . . . . . . . . . . . .        69,693      1,751,037


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

Procter & Gamble Co. . . . . . . . . . . . . . .       243,002    $26,122,715
Providian Corp.. . . . . . . . . . . . . . . . .        33,572      1,724,762
Public Service Enterprise, Inc.  . . . . . . . .        84,958      2,315,105
Pulte Corp.. . . . . . . . . . . . . . . . . . .         9,418        289,604
Quaker Oats Co.. . . . . . . . . . . . . . . . .        47,696      1,818,410
Ralston Purina Co. . . . . . . . . . . . . . . .        37,608      2,759,487
Raychem Corp.. . . . . . . . . . . . . . . . . .        15,899      1,273,907
Raytheon Co. . . . . . . . . . . . . . . . . . .        84,114      4,047,986
Reebok International Ltd.. . . . . . . . . . . .        20,028        841,176
Republic New York Corp.. . . . . . . . . . . . .        19,730      1,610,461
Reynolds Metals Co.. . . . . . . . . . . . . . .        23,023      1,297,922
Rite Aid Corp. . . . . . . . . . . . . . . . . .        43,834      1,742,402
Rockwell International Corp. * . . . . . . . . .        77,811      4,736,745
Rohm & Haas Co.. . . . . . . . . . . . . . . . .        23,464      1,915,249
Rowan Cos., Inc. * . . . . . . . . . . . . . . .        30,713        694,882
Royal Dutch Petroleum Co.. . . . . . . . . . . .       191,056     32,622,812
Rubbermaid, Inc. . . . . . . . . . . . . . . . .        54,194      1,232,914
Russell Corp.. . . . . . . . . . . . . . . . . .        13,882        412,990
Ryans Family Steak Houses, Inc. *  . . . . . . .           408          2,805
Ryder Systems, Inc.. . . . . . . . . . . . . . .        29,093        818,241
SAFECO Corp. . . . . . . . . . . . . . . . . . .        45,461      1,792,868
Safety-Kleen Corp. . . . . . . . . . . . . . . .        21,471        351,588
Salomon, Inc.. . . . . . . . . . . . . . . . . .        37,588      1,771,335
Santa Fe Energy Resources, Inc. *  . . . . . . .        33,486        464,618
Santa Fe Pacific Gold Corp.  . . . . . . . . . .        46,468        714,446
Sara Lee Corp. . . . . . . . . . . . . . . . . .       173,133      6,449,204
SBC Communications, Inc. . . . . . . . . . . . .       215,203     11,136,755
Schering-Plough Corp.. . . . . . . . . . . . . .       131,794      8,533,661
Schlumberger Ltd.. . . . . . . . . . . . . . . .        86,881      8,677,240
Scientific-Atlanta, Inc. . . . . . . . . . . . .        27,961        419,415
Seagate Technology, Inc. * . . . . . . . . . . .        89,440      3,532,880
Seagram Co. Ltd. (The) . . . . . . . . . . . . .       133,197      5,161,384
Sears, Roebuck & Co. . . . . . . . . . . . . . .       140,368      6,474,474
Service Corp. International  . . . . . . . . . .        84,287      2,360,036
Shared Medical System. . . . . . . . . . . . . .         8,542        420,694
Sherwin-Williams Co. . . . . . . . . . . . . . .        30,259      1,694,504
Shoney's, Inc. * . . . . . . . . . . . . . . . .           384          2,688
Sigma Aldrich Corp.. . . . . . . . . . . . . . .        18,122      1,131,492
Silicon Graphics, Inc. * . . . . . . . . . . . .        59,076      1,506,438
Snap On, Inc.. . . . . . . . . . . . . . . . . .        21,987        783,287
Sonat, Inc.. . . . . . . . . . . . . . . . . . .        31,059      1,599,539
Southern Co. . . . . . . . . . . . . . . . . . .       240,235      5,435,317
Southwest Airlines Co. . . . . . . . . . . . . .        52,047      1,151,540
Springs Industries, Inc. . . . . . . . . . . . .         6,969        299,667
Sprint Corp. . . . . . . . . . . . . . . . . . .       153,360      6,115,230
St. Jude Medical Center, Inc. *  . . . . . . . .        28,703      1,223,465
St. Paul Cos., Inc.. . . . . . . . . . . . . . .        29,932      1,754,764
Stanley Works (The). . . . . . . . . . . . . . .        31,109        839,943
Stone Container Corp.. . . . . . . . . . . . . .        34,328        510,629
Stride Rite Corp.. . . . . . . . . . . . . . . .        18,628        186,280
Sun Co., Inc.. . . . . . . . . . . . . . . . . .        26,350        642,281
Sun Microsystems, Inc. * . . . . . . . . . . . .       131,626      3,381,143
Suntrust Banks, Inc. . . . . . . . . . . . . . .        79,502      3,915,473
Supervalu, Inc.. . . . . . . . . . . . . . . . .        24,507        695,386
Sysco Corp.. . . . . . . . . . . . . . . . . . .        64,984      2,120,103
Tandem Computers, Inc. * . . . . . . . . . . . .        42,692        587,015
Tandy Corp.. . . . . . . . . . . . . . . . . . .        21,550        948,200
Tektronix, Inc.. . . . . . . . . . . . . . . . .        11,905        610,131
Tele-Communications, Inc. *  . . . . . . . . . .       233,670      3,052,314
Tellabs, Inc. *. . . . . . . . . . . . . . . . .        63,145      2,375,831
Temple-Inland, Inc.. . . . . . . . . . . . . . .        19,671      1,064,693
Tenet Healthcare Corp. * . . . . . . . . . . . .        74,609      1,632,072
Tenneco, Inc. *. . . . . . . . . . . . . . . . .        61,935      2,794,817
Texaco, Inc. . . . . . . . . . . . . . . . . . .        94,468      9,269,672
Texas Instruments, Inc.. . . . . . . . . . . . .        67,540      4,305,675
Texas Utilities Co.. . . . . . . . . . . . . . .        80,297      3,272,103
Textron, Inc.. . . . . . . . . . . . . . . . . .        28,888      2,722,694
Thermo Electron Corp.. . . . . . . . . . . . . .        50,300      2,074,875
Thomas & Betts Corp. . . . . . . . . . . . . . .        18,981        842,282
Time Warner, Inc.. . . . . . . . . . . . . . . .       203,953      7,648,237
Times Mirror Co., Class A. . . . . . . . . . . .        35,234      1,752,892
Timken Co. . . . . . . . . . . . . . . . . . . .        11,630        533,526
TJX Cos., Inc. (The) . . . . . . . . . . . . . .        26,299      1,245,915
Torchmark Corp.. . . . . . . . . . . . . . . . .        25,801      1,302,951
Toys R Us Co. *. . . . . . . . . . . . . . . . .        97,733      2,931,990
Transamerica Corp. . . . . . . . . . . . . . . .        24,208      1,912,432
Travelers, Inc.. . . . . . . . . . . . . . . . .       226,907     10,295,905
Tribune Co.. . . . . . . . . . . . . . . . . . .        22,041      1,738,484
Trinova Corp.. . . . . . . . . . . . . . . . . .        10,517        382,556
TRW, Inc.. . . . . . . . . . . . . . . . . . . .        46,342      2,293,929
Tupperware Corp. . . . . . . . . . . . . . . . .        22,200      1,190,475
Tyco Laboratories, Inc.. . . . . . . . . . . . .        54,936      2,904,741
U.S. Bancorp . . . . . . . . . . . . . . . . . .        54,990      2,471,113
U.S. Surgical Corp.. . . . . . . . . . . . . . .        21,526        847,586
Unicom Corp. . . . . . . . . . . . . . . . . . .        76,267      2,068,742
Unilever N. V. . . . . . . . . . . . . . . . . .        57,172     10,019,393
Union Camp Corp. . . . . . . . . . . . . . . . .        24,398      1,165,005
Union Carbide Corp.. . . . . . . . . . . . . . .        45,408      1,856,052
Union Electric Co. . . . . . . . . . . . . . . .        36,122      1,390,697
Union Pacific Corp.. . . . . . . . . . . . . . .        87,159      5,240,435
Union Pacific Resources Group, Inc.  . . . . . .        88,986      2,602,840
Unisys Corp. * . . . . . . . . . . . . . . . . .        62,201        419,857
United Healthcare Corp.. . . . . . . . . . . . .        65,502      2,947,590
United States West, Inc. * . . . . . . . . . . .       223,294      4,130,939


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES          VALUE
--------------------------------------------------------------------------------

United Technologies Corp.. . . . . . . . . . . .       85,694      $5,655,804
Unocal Corp. . . . . . . . . . . . . . . . . . .        88,613      3,599,903
Unum Corp. . . . . . . . . . . . . . . . . . . .        26,338      1,902,921
US West, Inc.. . . . . . . . . . . . . . . . . .       170,033      5,483,564
USAir Group, Inc. *. . . . . . . . . . . . . . .        22,023        514,788
USF&G Corp.. . . . . . . . . . . . . . . . . . .        41,201        860,071
USLIFE Corp. . . . . . . . . . . . . . . . . . .        12,717        422,840
UST, Inc.. . . . . . . . . . . . . . . . . . . .        67,195      2,175,438
USX-Marathon Group . . . . . . . . . . . . . . .       102,757      2,453,323
USX-U. S. Steel Group. . . . . . . . . . . . . .        30,199        947,494
V.F. Corp. . . . . . . . . . . . . . . . . . . .        22,514      1,519,695
Viacom, Inc. * . . . . . . . . . . . . . . . . .       127,341      4,441,017
Wachovia Corp. . . . . . . . . . . . . . . . . .        58,898      3,327,737
Wal-Mart Stores, Inc.. . . . . . . . . . . . . .       817,245     18,694,479
Walgreen Co. . . . . . . . . . . . . . . . . . .        88,423      3,536,920
Warner-Lambert Co. . . . . . . . . . . . . . . .        96,280      7,221,000
Wells Fargo & Co.. . . . . . . . . . . . . . . .        32,907      8,876,663
Wendy's International, Inc.  . . . . . . . . . .        45,698        936,809
Western Atlas, Inc. *. . . . . . . . . . . . . .        19,131      1,355,910
Westinghouse Electric Corp.  . . . . . . . . . .       218,639      4,345,450
Westvaco Corp. . . . . . . . . . . . . . . . . .        36,384      1,046,040
Weyerhaeuser Co. . . . . . . . . . . . . . . . .        71,148      3,370,636
Whirlpool Corp.. . . . . . . . . . . . . . . . .        26,806      1,249,830
Whitman Corp.. . . . . . . . . . . . . . . . . .        38,270        875,426
Willamette Industries, Inc.  . . . . . . . . . .        19,427      1,352,605
Williams Cos., Inc. (The). . . . . . . . . . . .        55,463      2,079,844
Winn-Dixie Stores, Inc.. . . . . . . . . . . . .        53,864      1,703,449
WMX Technologies, Inc. . . . . . . . . . . . . .       172,798      5,637,535
Woolworth Corp. *. . . . . . . . . . . . . . . .        48,322      1,057,044
WorldCom, Inc. * . . . . . . . . . . . . . . . .       145,914      3,802,884
Worthington Industries, Inc. . . . . . . . . . .        32,688        592,470
Wrigley (Wm) Jr. Co. . . . . . . . . . . . . . .        41,487      2,333,644
Xerox Corp.. . . . . . . . . . . . . . . . . . .       115,804      6,094,185
                                                               --------------
Total Investments - (Cost $1,602,910,207)                      $2,013,053,706
                                                               --------------
                                                               --------------

(*) Denotes non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

--------------------------------------------------------------------------------
ASSETS
    Investments in securities, at value
    (cost $1,602,910,207) (Note 2) . . . . . . . . . .         $2,013,053,706
    Cash . . . . . . . . . . . . . . . . . . . . . . .              8,269,040
    Receivable for investments sold. . . . . . . . . .              5,899,624
    Dividends receivable (Note 2). . . . . . . . . . .              3,364,372
    Deferred organization costs (Note 2) . . . . . . .                117,328
                                                               --------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .          2,030,704,070

LIABILITIES
    Payable for investments purchased. . . . . . . . .              9,864,528
    Distributions payable (Note 2) . . . . . . . . . .             10,784,119
    Due to Sponsor (Note 3). . . . . . . . . . . . . .                716,864
    Accrued Trustee fees (Note 3). . . . . . . . . . .                532,136
    Accrued expenses and other liabilities . . . . . .                479,254
                                                               --------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . .             22,376,901
                                                               --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $2,008,327,169
                                                               --------------
                                                               --------------
NET ASSETS REPRESENTED BY:
    Paid in surplus relating to 27,108,981 units
    of fractional undivided interest ("SPDRs")
    outstanding; unlimited units
    authorized (Note 4). . . . . . . . . . . . . . . .         $1,599,050,773
    Distribution in excess of net realized gain
    on investments . . . . . . . . . . . . . . . . . .               (867,103)
    Net unrealized appreciation on investments . . . .            410,143,499
                                                               --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .         $2,008,327,169
                                                               --------------
                                                               --------------

NET ASSET VALUE PER SPDR
  ($2,008,327,169 / 27,108,981 SPDRs). . . . . . . . .                 $74.08
                                                                       ------
                                                                       ------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                  FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                                       ENDED               ENDED               ENDED
                                                                 DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                 -----------------   -----------------   -----------------
INVESTMENT INCOME
  Dividend income (Note 2) . . . . . . . . . . . . . . . .       $ 29,620,992(a)     $ 16,060,887(a)       $ 13,330,201
                                                                 ------------          ------------        ------------
EXPENSES
  Trustee expense (Note 3) . . . . . . . . . . . . . . . .          1,806,689             909,805               668,953
  S & P license fee. . . . . . . . . . . . . . . . . . . .            347,506             218,098                    --
  Marketing materials expense (Note 3) . . . . . . . . . .            436,049                  --                    --
  SEC registration expense . . . . . . . . . . . . . . . .            203,447             136,000                    --
  Printing and postage expense . . . . . . . . . . . . . .             40,000              20,000                15,250
  Legal and audit services . . . . . . . . . . . . . . . .            135,000              80,000               174,823
  Amortization of organization costs (Note 2). . . . . . .            110,000             110,000               110,000
  Miscellaneous expenses . . . . . . . . . . . . . . . . .              1,002               1,000                 3,992
                                                                 ------------          ------------        ------------
Total expenses . . . . . . . . . . . . . . . . . . . . . .          3,079,693           1,474,903               973,018
  Rebate from Sponsor (Note 3) . . . . . . . . . . . . . .           (434,407)           (180,244)              (27,593)
                                                                 ------------          ------------        ------------
Net expenses . . . . . . . . . . . . . . . . . . . . . . .          2,645,286           1,294,659               945,425
  Trustee earnings credit (Note 3) . . . . . . . . . . . .           (176,370)           (107,356)                   --
                                                                 ------------          ------------        ------------
Net expenses after Trustee earnings credit . . . . . . . .          2,468,916           1,187,303               945,425
                                                                 ------------          ------------        ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .         27,152,076          14,873,584            12,384,776
                                                                 ------------          ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions. . .         12,398,283           6,289,657            (9,680,642)
  Net increase (decrease) in unrealized appreciation . . .        236,120,771         170,848,065           (10,145,765)
                                                                 ------------          ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . .        248,519,054         177,137,722           (19,826,407)
                                                                 ------------          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS. . .       $275,671,130        $192,011,306          $ (7,441,631)
                                                                 ------------        --------------        ------------
                                                                 ------------        --------------        ------------


(a) Net of withholding tax expense of $182,561 and $109,162 for 1996 and 1995, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                                       ENDED               ENDED               ENDED
                                                                 DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994
                                                                 -----------------   -----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income. . . . . . . . . . . . . . . . .     $   27,152,076      $   14,873,584          $ 12,384,776
    Net realized gain (loss) on investment transactions. .         12,398,283           6,289,657            (9,680,642)
    Net increase (decrease) in unrealized appreciation . .        236,120,771         170,848,065           (10,145,765)
                                                               --------------      --------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS. . .        275,671,130         192,011,306            (7,441,631)
                                                               --------------      --------------          ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
    PRICE OF UNITS ISSUED AND REDEEMED, NET. . . . . . . .          1,962,474             325,692               374,852
                                                               --------------      --------------          ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
    Net investment income. . . . . . . . . . . . . . . . .        (27,037,456)        (14,873,584)          (12,844,467)
    In excess of net investment income . . . . . . . . . .                 --            (310,588)                   --
    Net realized gains . . . . . . . . . . . . . . . . . .         (3,078,255)           (128,321)                   --
                                                               --------------      --------------          ------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS . . . . . . . . . . . .        (30,115,711)        (15,312,493)          (12,844,467)
                                                               --------------      --------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE
    AND REDEMPTION OF SPDRS (NOTE 4) . . . . . . . . . . .        759,578,491         401,629,719           (19,069,514)
                                                               --------------      --------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD. . . .      1,007,096,384         578,654,224           (38,980,760)
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . . . .      1,001,230,785         422,576,561           461,557,321
                                                               --------------      --------------          ------------
NET ASSETS END OF PERIOD,  including undistributed/
    (distribution in excess of) net
    investment income of $0, ($1,122,255) and $235,408,
    respectively . . . . . . . . . . . . . . . . . . . . .     $2,008,327,169      $1,001,230,785          $422,576,561
                                                               --------------      --------------          ------------
                                                               --------------      --------------          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD


--------------------------------------------------------------------------------

                                                  FOR THE YEAR          FOR THE YEAR        FOR THE YEAR         FOR THE YEAR
                                                      ENDED                ENDED               ENDED                 ENDED
                                                DECEMBER 31, 1996   DECEMBER 31, 1995     DECEMBER 31, 1994   DECEMBER 31, 1993(1)
                                                -----------------   -----------------     -----------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .                $61.61              $45.93              $46.62                $43.54
                                                       ------              ------              ------                ------
Investment Operations:
  Net investment income (2). . . . . .                  1.35                1.26                1.22                  1.15
  Net realized and unrealized gain
    (loss) on investments. . . . . . .                 12.52               15.70               (0.68)                 3.06
                                                       ------              ------              ------                ------
Total from investment operations . . .                 13.87               16.96                0.54                  4.21
                                                       ------              ------              ------                ------

Less distributions from:
  Net investment income. . . . . . . .                 (1.28)              (1.24)              (1.23)                (1.10)
  In excess of net investment income .                 --                  (0.03)              --                    --
Net realized gains . . . . . . . . . .                 (0.12)              (0.01)               0.00                 (0.03)
                                                       ------              ------              ------                ------
Total distributions. . . . . . . . . .                 (1.40)              (1.28)              (1.23)                (1.13)
                                                       ------              ------              ------                ------

NET ASSET VALUE, END OF PERIOD . . . .                $74.08              $61.61              $45.93                $46.62
                                                       ------              ------              ------                ------
                                                       ------              ------              ------                ------

TOTAL INVESTMENT RETURN. . . . . . . .                 22.67%              37.23%               1.15%                 9.78%

RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
  Total expenses (2) . . . . . . . . .                  0.20%               0.20%               0.20%                 0.20%(3)
  Net expenses after Trustee
  earnings credit (2). . . . . . . . .                  0.18%               0.19%              --                    --
  Net investment income (2). . . . . .                  2.03%               2.35%               2.63%                 2.62%(3)
Portfolio turnover rate (4). . . . . .                  4.37%               4.02%               4.07%                 2.40%
Average Commission Rate (5). . . . . .                 $0.02               --                  --                    --
NET ASSETS, END OF PERIOD (000'S). . .            $2,008,327          $1,001,231            $422,577              $461,557

(1) The Trust commenced operations on January 22, 1993.
(2) Net of expenses reimbursed by the Sponsor. If the Trust had borne all expenses, net investment income per unit would have decreased by $0.02, $0.01, $0.01 and $0.04 in 1996, 1995, 1994 and 1993, respectively, and the ratio of expenses to average net assets would have increased by 0.03%, 0.03%, 0.01% and 0.10% (on an annualized basis) in 1996, 1995, 1994 and 1993, respectively.
(3) Annualized.
(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate for security transactions on which a commission is charged.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS
The Trust incurred organization costs of $549,500, which have been capitalized and are being charged to operations ratably over a period of 60 months from the commencement of operations.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
FEDERAL INCOME TAX
The Trust has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.
During 1996, the Trust reclassified $10,027,215 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase of paid in surplus in the Statement of Assets and Liabilities. The Trust incurred net capital losses of $808,260 during the period from November 1 through December 31, 1996. These losses will be used to offset any net realized capital gains realized during 1997, any losses not utilized in 1997 will be carried forward with an expiration date of December 31, 2005.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P Index. For these services, the Trustee receives a fee at the following annual rates:

Net asset value of the Trust    Fee as a percentage of net asset value of the Trust
----------------------------    ---------------------------------------------------
$0 - $499,999,999               15/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $999,999,999     13/100 of 1% per annum plus or minus the Adjustment Amount
$1,000,000,000 - and above      11/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended December 31, 1996, the Adjustment Amount reduced the Trustee's fee by $141,551. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($34,819) and a Trustee earnings credit of $176,370.

For the fiscal year ended December 31, 1996, PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.45/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement for the year ended December 31, 1996 was $434,407. In addition, during 1996 the Trust incurred printing and distribution of marketing materials expenses of $436,049.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                    Year Ended                    Year Ended                    Year Ended
                                 December 31, 1996             December 31, 1995             December 31, 1994
                                SPDRs        Amount           SPDRs        Amount           SPDRs       Amount
                                -----        ------           -----        ------           -----       -------
SPDRs sold                   15,750,000 $1,100,700,575     11,700,000   $640,975,632      8,750,000   $407,202,862
Dividend reinvestment
  SPDRs issued                    7,625        506,869          1,291         69,292             65          3,079
SPDRs redeemed               (4,900,000)  (339,666,479)    (4,650,000)  (239,089,513)    (9,450,000)  (425,900,603)
Net income equalization              --     (1,962,474)            --       (325,692)            --       (374,852)
                             ----------   ------------     ----------   ------------     ----------   ------------
Net increase (decrease)      10,857,625 $  759,578,491      7,051,291   $401,629,719       (699,935)  $(19,069,514)
                             ----------   ------------     ----------   ------------     ----------   ------------
                             ----------   ------------     ----------   ------------     ----------   ------------


Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees at scheduled amounts ranging from $1,500 to $3,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended December 31, 1996, the Trust had in-kind contributions, redemptions, purchases and sales of investment securities of $1,098,261,770, $339,190,147, $63,461,464 and $59,142,945, respectively. At December 31, 1996, the cost of investments for federal income tax purposes was $1,602,969,050, accordingly, gross unrealized appreciation was $426,548,219 and gross unrealized depreciation was $16,463,563, resulting in net unrealized appreciation of $410,084,656.

NOTE 6 -- TAX INFORMATION NOTICE (UNAUDITED)
For Federal income tax purposes, the Fund designated long term capital gain distributions of $2,378,339, for its fiscal year ending December 31, 1996. During the year ended December 31, 1996, 100% of the Trust's dividends paid qualified for the dividends received deduction for corporate shareholders.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Boston, Massachusetts
February 17, 1997

SPDR TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services Corporation
c/o American Stock Exchange, Inc.
86 Trinity Place
New York, NY  10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

DISTRIBUTOR
PDR Distributors, Inc. (a wholly-owned subsidiary
of Signature Financial Group, Inc.)
6 St. James Avenue
Boston, MA  02116

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Orrick, Herrington & Sutcliffe
599 Lexington Street
New York, NY  10022